Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current liabilities [Abstract]
Trade payables	$ 27,346	$ 11,544
Employment tax payables	367	2,207
Accrued expenses	4,406	2,893
Total trade and other payables	$ 32,119	$ 16,644